Description of Business (Details Narrative) $ in Thousands	6 Months Ended		7 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 26, 2022 USD ($)	Dec. 31, 2021
Proceeds from Sale of Property, Plant, and Equipment	$ 0	$ 137,016
Navios Partners [Member]
Economic interests	10.30%			10.30%
Navios Logistics [Member]
Incorporation date	Dec. 17, 2007
Ownership percentage of Navios Holdings	63.80%
Navios Partners [Member]
Number of vessels to be sold			36
Proceeds from Sale of Property, Plant, and Equipment			$ 835,000